UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Two Greenwich Office Park
         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

/s/ Kevin Wyman     Greenwich, Connecticut     August 16, 2010
-----------------   ----------------------     ---------------
  [Signature]          [City/State]                [Date]

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $121,861 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0     5113  5000000 PRN      SOLE                  5000000
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8    21028 23300000 PRN      SOLE                 23300000
BP PLC                         SPONSORED ADR    055622104     5776   200000 SH  PUT  SOLE                   200000
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     6289  6266000 PRN      SOLE                  6266000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     6229  8250000 PRN      SOLE                  8250000
INTEL CORP                     SDCV 2.950%12/1  458140AD2     8314  8750000 PRN      SOLE                  8750000
INTERMUNE INC                  NOTE 5.000% 3/0  45884XAD5     2747  3200000 PRN      SOLE                  3200000
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AE4    26172 25514000 PRN      SOLE                 25514000
MENTOR GRAPHICS CORP           SDCV 6.250% 3/0  587200AF3     7633  7730000 PRN      SOLE                  7730000
SESI L L C                     FRNT 1.500%12/1  78412FAH7     4804  5250000 PRN      SOLE                  5250000
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0     7633  7700000 PRN      SOLE                  7700000
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     6761  6275000 PRN      SOLE                  6275000
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7     9766  9865000 PRN      SOLE                  9865000
VALERO ENERGY CORP NEW         COM              91913Y100     3596   200000 SH  PUT  SOLE                   200000